GENERAL (Details Textual) (KPI [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Aug. 01, 2014
KPI [Member]
Business Acquisition [Line Items]
Subsidiary Equity Percentage	3.00%
Call option Period	48 months
Restricted Shares Vesting period	3 years
Stock Issued During Period, Shares, Acquisitions	88,500
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	57,000
Total assets acquired, net	$ 2,380